Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable Details
Beginning balance as of January 1,	$ 47,927	$ 4,892
Bad debt expense	64,226	44,198
Charge offs, net	(49,904)	(1,163)
Ending balance as of December 31,	$ 62,249	$ 47,927